SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2013	172,914,694
Employee stock options	11,653,991
Warrants	8,600,000
RSU plan	396,685

193,565,370

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) for the period	$(24,380)	$43,272	$(521)	$121,820

Weighted average number of common shares outstanding — basic (in thousands)	172,572	170,985	172,426	170,937
Add: Dilutive impact of employee stock options	—	—	—	—
Dilutive impact of warrants	—	—	—	—
Dilutive impact of shares related to RSU plan	—	294	—	211

Weighted average number of common shares outstanding — diluted (in thousands)	172,572	171,279	172,426	171,148

Net income (loss) per share — basic	$(0.14)	$0.25	$(0.00)	$0.71

Net income (loss) per share — diluted	$(0.14)	$0.25	$(0.00)	$0.71

Schedule of changes in accumulated other comprehensive loss by component

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive loss before reclassifications	—	(20,975)	(1,851)	—	(22,826)
Tax expense	—	—	489	—	489
Reclassifications from accumulated other comprehensive (loss) income	—	28,308	20	262	28,590
Tax expense	—	—	(5)	(69)	(74)

Other comprehensive income (loss) for the period	—	7,333	(1,347)	193	6,179

Accumulated other comprehensive loss, June 30, 2013	$(16,206)	$(347)	$(1,210)	$(3,369)	$(21,132)